Consolidated Statements Of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury Stock CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Retained Earnings USD ($)	Retained Earnings CNY
Beginning Balance at Dec. 31, 2010		1,569,207		164			1,501,809		(41,563)		108,797
Beginning Balance (in shares) at Dec. 31, 2010				207,785,938
Net income		35,933									35,933
Other comprehensive income (loss)		430							430
Repurchase of ordinary shares (Note 15)	(7,233)	(45,522)			(45,522)
Retirement of ordinary shares (Note 15) (in shares)				(5,142,102)
Retirement of ordinary shares (Note 15)				(3)	43,786		(43,783)
Issuance of ordinary shares upon exercise of employee share options (Note 15) (in shares)	119,644			139,644
Issuance of ordinary shares upon exercise of employee share options (Note 15)		554					554
Share-based compensation expense reversal (Note 19)		(1,195)					(1,195)
Dividends (Note 17)		(205,172)					(205,172)
Income from disposal of subsidiary to parent company (Note 22(f))		19					19
Ending Balance at Dec. 31, 2011		1,354,254		161	(1,736)		1,252,232		(41,133)		144,730
Ending Balance (in shares) at Dec. 31, 2011				202,783,480
Net income		90,092									90,092
Other comprehensive income (loss)		(555)							(555)
Repurchase of ordinary shares (Note 15)	(6,565)	(40,899)			(40,899)
Retirement of ordinary shares (Note 15) (in shares)	(5,370,312)			(5,704,700)
Retirement of ordinary shares (Note 15)	(6,565)	(40,899)		(3)	42,635		(42,632)
Issuance of ordinary shares upon exercise of employee share options (Note 15) (in shares)	368,160			368,160
Issuance of ordinary shares upon exercise of employee share options (Note 15)		1,683					1,683
Dividends (Note 17)		(378,472)					(378,472)
Ending Balance at Dec. 31, 2012		1,026,103		158			832,811		(41,688)		234,822
Ending Balance (in shares) at Dec. 31, 2012		197,446,940		197,446,940
Net income	1,954	11,828									11,828
Other comprehensive income (loss)		65							65
Dividends (Note 17)		(192,470)					(192,470)
Ending Balance at Dec. 31, 2013	$ 139,671	845,526	$ 26	158		$ 105,777	640,341	$ (6,876)	(41,623)	$ 40,744	246,650
Ending Balance (in shares) at Dec. 31, 2013	197,446,940		197,446,940